LEASES	12 Months Ended
Dec. 31, 2025
Leases
LEASES

NOTE 8 － LEASES

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Generally, the implicit rate of interest (“discount rate”) in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives.

The Company has entered into commercial operating leases with various third parties for the use of offices, retail stores and warehouse in various countries. These leases have original terms exceeding 1 year, but not more than 10 years. These operating leases are included in “Right-of-use Assets” on the balance sheet and represent the Company’s right to use the underlying assets during the lease term. The Company’s obligation to make lease payments are included in “Lease liabilities” on the balance sheet.

Supplemental balance sheet information related to operating leases was as follows:

	As of December 31,
	2024	2025

Operating lease:
Right-of-use assets, net	6,632,749	$7,363,312

Lease liabilities:
Current lease liabilities	2,100,281	$1,924,657
Non-current lease liabilities	4,883,321	5,572,603
Total lease liabilities	6,983,602	$7,497,260

A summary of operating lease expenses recognized in the Company’s consolidated and combined statements of operations and comprehensive income is as follows:

	Years ended December 31,
	2023	2024	2025
Amortization of right-of-use assets	$1,450,193	$1,942,046	$1,963,599
Interest of lease liabilities	182,305	230,629	464,286
Total operating lease expenses	$1,632,498	$2,172,675	$2,427,885

Cash flow information related to leases consists of the following:

	Years ended December 31,
	2023	2024	2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,384,311	$1,947,163	$3,547,697

Other supplemental information about the Company’s operating leases as of December 31,

	2024	2025
Weighted average discount rate	2.15-7.59%	1.2-7.59%
Weighted average remaining lease term (years)	0.09-10 years	0.08-9 years

Operating lease commitments:

The following table summarizes the future minimum lease payments due under the Company’s operating leases as of December 31, 2025:

For the year ending December 31,	Amount
2026	$2,457,149
2027	2,010,737
2028	1,368,241
2029	745,115
2030	452,222
Thereafter	1,438,312
Total minimum lease payments	8,471,776
Less: imputed interest	(974,516)
Future minimum lease payments	$7,497,260